Average Annual Total Returns{- Fidelity® Fund} - 06.30 Fidelity Fund Retail PRO-08 - Fidelity® Fund	Fidelity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	26.43%	15.72%	13.52%	25.61%	13.93%	11.92%	16.20%	12.17%	10.76%	18.40%	15.22%	13.88%